(Loss)/profit before tax	6 Months Ended
Jun. 30, 2025
(Loss)/profit before tax
(Loss)/profit before tax

16.(Loss)/profit before tax

	For the six-month ended
	June 30,
	2024	2025
Staff costs	2,162	11,585
Technology expenses	158	7,577
Legal and professional fees	613	4,310
Business development expenses	5	397
Depreciation of plant and equipment	1	2
Amortization of intangible assets	195	319
Depreciation of right-of-use assets	—	300
Advertising expenses	—	541
Short-term rental expense	—	171